Summary of significant accounting policies, estimates and judgments - Summary of Changes in our exposures To Financial Instruments (Detail) $ in Millions	Nov. 01, 2020 CAD ($)
Statement [Line Items]
Non-derivative financial assets	$ 86,965
Non-derivative financial liabilities	8,818
Derivative notional	7,368,480
Interest rate swap contract [member]
Statement [Line Items]
Non-derivative financial assets	86,965
Non-derivative financial liabilities	8,818
Derivative notional	6,931,342
Interest rate swap contract [member] | USD LIBOR [member]
Statement [Line Items]
Non-derivative financial assets	79,123
Non-derivative financial liabilities	5,135
Derivative notional	4,894,150
Interest rate swap contract [member] | GBP LIBOR [member]
Statement [Line Items]
Non-derivative financial assets	7,518
Non-derivative financial liabilities	1,227
Derivative notional	1,773,893
Interest rate swap contract [member] | Other IBOR [member]
Statement [Line Items]
Non-derivative financial assets	324
Non-derivative financial liabilities	2,456
Derivative notional	263,299
Currency swap contract [member]
Statement [Line Items]
Derivative notional	437,138
Currency swap contract [member] | USD LIBRO - GBP LIBOR [member]
Statement [Line Items]
Derivative notional	384,263
Currency swap contract [member] | Other Combinations [member]
Statement [Line Items]
Derivative notional	$ 52,875